Significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Operating lease payments	The Company's operating leases payments for the next five years and thereafter are as follows:

Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
$1,840	$1,256	$669	$510	$491	$4,752	$9,518